Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Consolidated total assets	$ 5,782,287	$ 5,744,166
Cash and cash equivalents and restricted cash	409,248	318,993
Other assets	13,667	52,591
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	2,710,632	2,717,193
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,694,150	1,732,769
FSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	370,932	281,776
UMS Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	225,816	267,935
Towage segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	343,290	309,009
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	$ 14,552	$ 63,900